Equity (Details) $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
	Sep. 22, 2020 USD ($) shares	Sep. 22, 2020 BRL (R$) shares	Sep. 02, 2020 shares	Dec. 31, 2020 Vote / shares $ / shares shares	Sep. 01, 2020 shares
Authorized share capital (in shares)				1,000,000,000
Reverse share split ratio			0.03226
Number of shares			17,058,053		522,315,196
Common Class A [Member]
Voting rights per share | Vote / shares				1
No par value | $ / shares				$ 0.00005
Number of shares				23,058,053
Par value | $ / shares				$ 0.00005
Vote per share | Vote / shares				1
Initial public offering | Common Class A [Member]
Reverse share split ratio			0.03226
Number of shares issued	6,000,000	6,000,000
Gross proceeds received as a result of IPO	$ 96,000	R$ 521,558
Net proceeds from the IPO	$ 90,672	492,612
Share issuance costs | R$		R$ 47,582